Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segments	Dec. 31, 2011	Dec. 31, 2010 segments
Reportable Segments
Number of operating segments led by Group Presidents									3
Number of operating segment led by Group president responsible for corporate services									1
Number of smaller operating segment led by Group President									1
Number of operating segments									5		25
Number of reportable segments									4		12
Weighted Amortizable Life (in years)									13 years	13 years	14 years
External sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875	$ 60,138	$ 42,588
Depreciation and amortization									2,813	2,527	2,296
Segment profit (loss)									8,573	7,153	3,963
Segment assets	89,356				81,446				89,356	81,446	64,020
Capital expenditures									5,076	3,924	2,586
Useful life to amortize goodwill to segment assets									20 years
Reportable segments
Reportable Segments
External sales and revenues									64,704	58,413	40,722
Inter-segment sales and revenues									3,994	4,076	3,252
Total sales and revenues									68,698	62,489	43,974
Depreciation and amortization									2,571	2,243	2,013
Segment profit (loss)									10,304	9,030	5,289
Segment assets	69,734				60,729				69,734	60,729	49,486
Capital expenditures									4,808	3,657	2,442
Machinery and Power Systems
Reportable Segments
External sales and revenues									63,068	57,392	39,867
Depreciation and amortization									2,082	1,802	1,573
Segment assets	58,284				54,679				58,284	54,679	39,491
Capital expenditures									3,435	2,646	1,663
Machinery and Power Systems | Reportable segments
Reportable Segments
External sales and revenues									61,614	55,410	37,776
Inter-segment sales and revenues									3,994	4,076	3,252
Total sales and revenues									65,608	59,486	41,028
Depreciation and amortization									1,863	1,533	1,298
Segment profit (loss)									9,541	8,443	4,860
Segment assets	33,171				28,982				33,171	28,982	19,140
Capital expenditures									3,148	2,466	1,482
Construction Industries | Reportable segments
Reportable Segments
External sales and revenues									19,334	19,667	13,572
Inter-segment sales and revenues									470	575	674
Total sales and revenues									19,804	20,242	14,246
Depreciation and amortization									565	526	515
Segment profit (loss)									1,789	2,056	783
Segment assets	10,393				7,942				10,393	7,942	6,927
Capital expenditures									1,045	915	576
Resource Industries | Reportable segments
Reportable Segments
External sales and revenues									21,158	15,629	8,667
Inter-segment sales and revenues									1,117	1,162	894
Total sales and revenues									22,275	16,791	9,561
Depreciation and amortization									694	463	281
Segment profit (loss)									4,318	3,334	1,789
Segment assets	13,455				12,292				13,455	12,292	3,892
Capital expenditures									1,143	717	339
Power Systems | Reportable segments
Reportable Segments
External sales and revenues									21,122	20,114	15,537
Inter-segment sales and revenues									2,407	2,339	1,684
Total sales and revenues									23,529	22,453	17,221
Depreciation and amortization									604	544	502
Segment profit (loss)									3,434	3,053	2,288
Segment assets	9,323				8,748				9,323	8,748	8,321
Capital expenditures									960	834	567
Financial Products Segment | Reportable segments
Reportable Segments
External sales and revenues									3,090	3,003	2,946
Inter-segment sales and revenues									0	0	0
Total sales and revenues									3,090	3,003	2,946
Depreciation and amortization									708	710	715
Segment profit (loss)									763	587	429
Segment assets	36,563				31,747				36,563	31,747	30,346
Capital expenditures									$ 1,660	$ 1,191	$ 960